Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (note 14):
Net income	¥ 563,477	¥ 282,611	¥ 150,933
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases	351,496	401,743	441,868
Depreciation of property on operating leases	212,143	227,931	195,776
Deferred income taxes	130,180	56,606	41,773
Equity in income of affiliates	(139,756)	(93,282)	(99,034)
Dividends from affiliates	98,182	140,901	65,140
Gain on sales of investments in affiliates (note 6)	(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	13,305	40,062	77,016
Impairment loss on investments in securities	2,133	603	26,001
Damaged and impairment loss on long-lived assets and goodwill excluding property on operating leases (note 1(u))	16,833	548	21,597
Impairment loss on property on operating leases	835	3,312	18,528
Loss (gain) on derivative instruments, net	(7,788)	(37,753)	(15,506)
Decrease (increase) in assets:
Trade accounts and notes receivable	38,700	(6,910)	(30,025)
Inventories	(33,676)	352,994	(262,782)
Other current assets	266	103,071	(82,838)
Other assets	(40,729)	24,150	8,640
Increase (decrease) in liabilities:
Trade accounts and notes payable	(55,331)	151,345	(133,662)
Accrued expenses	39,103	(20,457)	(102,711)
Income taxes payable	9,461	(14,524)	(12,861)
Other current liabilities	32,209	5,662	10,630
Other liabilities	(83,115)	(30,146)	74,872
Other, net	(30,335)	(44,255)	(9,714)
Net cash provided by operating activities	1,070,837	1,544,212	383,641
Cash flows from investing activities:
Increase in investments and advances	(11,412)	(19,419)	(4,879)
Decrease in investments and advances	13,995	14,078	1,921
Payments for purchases of available-for-sale securities	(262)	(5,871)	(31,936)
Proceeds from sales of available-for-sale securities	2,739	4,945	26,896
Payments for purchases of held-to-maturity securities	(179,951)	(21,181)	(17,348)
Proceeds from redemptions of held-to-maturity securities	154,977	6,283	32,667
Proceeds from sales of investments in affiliates (note 6)	71,073
Capital expenditures	(318,543)	(392,062)	(635,190)
Proceeds from sales of property, plant and equipment	24,725	24,472	18,843
Acquisitions of finance subsidiaries-receivables	(2,208,480)	(1,448,146)	(2,303,930)
Collections of finance subsidiaries-receivables	2,109,904	1,595,235	2,023,031
Sales (repurchases) of finance subsidiaries-receivables, net		(55,168)	324,672
Purchases of operating lease assets	(798,420)	(544,027)	(668,128)
Proceeds from sales of operating lease assets	408,265	245,110	100,017
Net cash used in investing activities	(731,390)	(595,751)	(1,133,364)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	113,669	(649,641)	270,795
Proceeds from long-term debt	799,520	1,132,222	1,299,984
Repayments of long-term debt	(870,406)	(963,833)	(889,483)
Dividends paid (note 12)	(92,170)	(61,696)	(139,724)
Dividends paid to noncontrolling interests	(16,232)	(16,278)	(10,841)
Sales (purchases) of treasury stock, net	(34,797)	(18)	131
Net cash provided by (used in) financing activities	(100,416)	(559,244)	530,862
Effect of exchange rate changes on cash and cash equivalents	(79,909)	40,316	(141,672)
Net change in cash and cash equivalents	159,122	429,533	(360,533)
Cash and cash equivalents at beginning of year	1,119,902	690,369	1,050,902
Cash and cash equivalents at end of year	¥ 1,279,024	¥ 1,119,902	¥ 690,369